Summary of Significant Accounting Policies - Summary of Right-Of-Use Assets Related to Property and Equipment Leases (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Lease liability recognized as of January 1, 2019	R$ 148,494	R$ 268,947	R$ 143,466	R$ 255,406	R$ 148,494
(Less): accrued lease payments as of December 31, 2018	(14,624)	(15,558)	(7,490)	(37,979)
Rights-of-use assets	133,870	R$ 236,136	R$ 129,159	R$ 227,478	R$ 133,870
Properties [member]
Summary of Significant Accounting Policies [Line Items]
Rights-of-use assets	123,262
Equipments [member]
Summary of Significant Accounting Policies [Line Items]
Rights-of-use assets	R$ 10,608